Income Taxes - Schedule of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loss Before Income Taxes [Line Items]
Income/(Loss) before income taxes	$ 39,667	$ (42,977)
UNITED STATES
Schedule of Loss Before Income Taxes [Line Items]
Income/(Loss) before income taxes	(385,358)	(208,993)
HONG KONG
Schedule of Loss Before Income Taxes [Line Items]
Income/(Loss) before income taxes	(11,588)	(49,665)
British Virginia Island [Member]
Schedule of Loss Before Income Taxes [Line Items]
Income/(Loss) before income taxes	(4,850)	(2,550)
Labuan [Member]
Schedule of Loss Before Income Taxes [Line Items]
Income/(Loss) before income taxes	3,016	(81,873)
MALAYSIA
Schedule of Loss Before Income Taxes [Line Items]
Income/(Loss) before income taxes	$ 438,447	$ 300,104